Non-Controlling Interests	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Non-Controlling Interests	Non-Controlling Interests
Set out below is information about our subsidiaries with non-controlling interests and the non-controlling interest balances included in equity.

(CAD$ in millions)	Principal Place of Business	Percentage of Ownership Interest and Voting Rights Held by Non-Controlling Interest	December 31, 2022	December 31, 2021
Carmen de Andacollo	Region IV, Chile	10%	$26	$24
Quebrada Blanca (a)	Region I, Chile	40%	874	612
Elkview Mine Limited Partnership	British Columbia, Canada	5%	87	86
Compañía Minera Zafranal S.A.C.	Arequipa Region, Peru	20%	51	46
			$1,038	$768

a) Quebrada Blanca

The non-controlling interest in QBSA, the entity that owns QB2, consists of SMM/SC, who subscribed for a 30% indirect interest in QBSA in 2019, and ENAMI, a Chilean state-owned agency that holds a 10% preference share interest. ENAMI’s interest in QBSA does not require ENAMI to make contributions toward QBSA’s capital spending.

The following is the summarized financial information for Quebrada Blanca before intra-group eliminations. Quebrada Blanca has non-controlling interests that are considered material to our consolidated financial statements.

(CAD$ in millions)	December 31, 2022	December 31, 2021
Summarized balance sheet
Current assets	$442	$166
Current liabilities	1,946	731
Current net assets	(1,504)	(565)

Non-current assets	17,197	11,699
Non-current liabilities	10,647	7,328
Non-current net assets	6,550	4,371
Net assets	$5,046	$3,806

Accumulated non-controlling interests	$874	$612

Summarized statement of comprehensive income (loss)
Revenue	$105	$136
Loss for the period	(257)	(182)
Other comprehensive income (loss)	206	(10)
Total comprehensive loss	$(51)	$(192)

Loss allocated to non-controlling interests	$(95)	$(20)

Summarized cash flows
Cash flows from operating activities	$(1,579)	$(516)
Cash flows from investing activities	(3,304)	(2,597)
Cash flows from financing activities	4,918	3,117
Effect of exchange rates on cash and cash equivalents	7	2
Net increase in cash and cash equivalents	$42	$6